Income tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Income tax expense reconciled to profit before income tax
Profit before income tax	$ 4,718	$ 3,440	$ 5,061
Profit before income tax, percentage movement from prior period	37.00%
Profit before income tax, percentage movement from same period in prior year	(7.00%)
Tax at the Australian company tax rate of 30%	$ 1,415	1,032	1,518
Australian company tax rate (as a percent)	30.00%
Tax at the Australian company tax rate of 30%, percentage movement from prior period	37.00%
Tax at the Australian company tax rate of 30%, percentage movement from same period in prior year	(7.00%)
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	$ 28	31	28
Hybrid capital distributions, percentage movement from prior period	(10.00%)
Life insurance: Tax adjustment on policyholder earnings		1	2
Life insurance: Tax adjustment on policyholder earnings, percentage movement from prior period	(100.00%)
Life insurance: Tax adjustment on policyholder earnings, percentage movement from same period in prior year	(100.00%)
Other non-assessable items	$ (34)	(4)	(2)
Other non-deductible items	$ 47	176	76
Other non-deductible items, percentage movement from prior period	(73.00%)
Other non-deductible items, percentage movement from same period in prior year	(38.00%)
Adjustment for overseas tax rates	$ (15)	(6)	(10)
Adjustment for overseas tax rates, percentage movement from prior period	150.00%
Adjustment for overseas tax rates, percentage movement from same period in prior year	50.00%
Income tax (over)/under provided in prior years	$ 7	1	2
Other items	(14)	191	2
Total income tax expense	$ 1,434	$ 1,422	$ 1,616
Total income tax expense, percentage movement from prior period	1.00%
Total income tax expense, percentage movement from same period of prior year	(11.00%)
Effective income tax rate	30.39%	41.34%	31.93%
Effective income tax rate, percentage movement from same period in prior year	1.54%